Segment Information (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment information (Textuals)
Revenues earned by Canadian PBM totaled	$ 52.2	$ 49.2	$ 44.5
Long-lived assets of Canadian PBM (consisting primarily of fixed assets) totaled	$ 16.7	$ 15.2
Revenue percentage represented by five top clients	55.20%	23.70%	18.20%
None of client represented consolidated revenue	10% or more	10% or more	10% or more
Well Point [Member]
Segment information (Textuals)
Revenue percentage represented by largest clients	29.20%
DoD [Member]
Segment information (Textuals)
Revenue percentage represented by largest clients	19.70%